Deferred tax - Summary of non-current liabilities - deferred tax (Detail) - AUD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2021
Deferred tax assets and liabilities [abstract]
Deferred tax liability associated with Licensing Agreement - Non-current liabilities	$ 2,289	$ 2,560	$ 2,928